Tax assets and liabilities - US tax reform (Details) - GBP (£) £ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2017
US tax reform
Net reduction in deferred taxes		£ 445
Operating segments | US
US tax reform
Remeasurement of deferred tax assets subject to US taxation		1,587
Remeasurement of deferred tax liabilities subject to US taxation		1,368
Net reduction in deferred taxes		219
Charge reflected in the income statement, attributable to shareholders		445
Benefit reflected in the income statement, attributable to policyholders		92
Benefit reflected through reserves in other comprehensive income		£ 134
US
US tax reform
Corporation tax rate (as a percent)	21.00%	35.00%
Charge reflected in the income statement, attributable to shareholders		£ 445
Benefit reflected in the income statement, attributable to policyholders		£ 92